Condensed Financial Information (Parent Company Only) - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income	$ 2,306	$ 2,303	$ 2,297	$ 1,751	$ 2,456	$ 2,902	$ 2,185	$ 1,908	$ 8,657	$ 9,451
Items not requiring (providing) cash
Amortization of share-based compensation plans									1,005	414
Net cash provided by operating activities									8,481	8,192
Investing Activities
Net cash used in investing activities									(103,256)	(1,209)
Financing Activities
Repurchase of common stock									(767)	(72)
Cash dividends paid									(4,559)	(4,101)
Net cash used in financing activities									41,856	24,424
Cash and Cash Equivalents, Beginning of Year				82,999				51,592	82,999	51,592
Cash and Cash Equivalents, End of Year	30,080				82,999				30,080	82,999
Parent Company
Operating Activities
Net income									8,657	9,451
Items not requiring (providing) cash
Equity in undistributed income of subsidiary									(1,281)	(525)
Amortization of share-based compensation plans									1,005	404
Net change in other assets and other liabilities									(874)	251
Net cash provided by operating activities									7,507	9,581
Financing Activities
Repurchase of common stock									(767)	(72)
Cash dividends paid									(4,559)	(4,101)
Net cash used in financing activities									(5,326)	(4,173)
Net Change in Cash and Cash Equivalents									2,181	5,408
Cash and Cash Equivalents, Beginning of Year				$ 9,092				$ 3,684	9,092	3,684
Cash and Cash Equivalents, End of Year	$ 11,273				$ 9,092				$ 11,273	$ 9,092